Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Liabilities

	Note	December 31 2017 $	December 31 2016 $

Deferred gain on sale leaseback		0.5	1.1
Lease inducement benefits		57.2	50.3
Lease disadvantages		2.7	4.8
Deferred share units payable	25	15.5	16.2
Other cash-settled share-based compensation	25	7.0	8.0
Liability for uncertain tax positions		31.3	28.8

		114.2	109.2
Less current portion		22.2	20.8

Long-term portion		92.0	88.4